Notes to the consolidated statements of income - Other operating income and expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other operating income and expense
Foreign exchange gains	€ 293,395	€ 58,034	€ 408,311	€ 119,710
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	4,109	3,676	6,571	6,821
Revaluation of certain investments	7,506	45,886	7,506	61,083
Income from strategic transactions and programs	7,483	84,391	7,937	87,497
Other	30,452	35,942	53,935	66,317
Other operating income	342,945	227,929	484,260	341,428
Foreign exchange losses	311,644	64,807	433,821	135,223
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,626	1,006	2,962	3,070
Revaluation of certain investments	(2,460)		65,146
Expenses from strategic transactions and programs	15,976	107,475	40,859	262,430
Other	20,317	11,929	51,883	31,029
Other operating expense	347,103	185,217	594,671	431,752
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	€ 0	11,936	€ 1,005	96,976
Period of extension of transformation of operating structure and steps to achieve cost savings			2 years
Legacy Portfolio Optimization
Other operating income and expense
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs		€ 11,936	€ 0	€ 96,976